TRADE AND OTHER RECEIVABLES - Trade receivables past due (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Trade And Other Receivables [Line Items]
Bad debt expense	$ 14	$ 17	$ 7
Other receivables	107	92	76
Trade receivables	1,166	1,125	1,042
Less: provision for bad and doubtful debts	(62)	(69)	(54)	$ (64)
Trade receivables - net	1,104	1,056	988
Total past due
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	1,166	1,125	1,042
Less: provision for bad and doubtful debts	(62)
Past due not more than three months
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	271	225	142
Less: provision for bad and doubtful debts	$ (1)
Weighted average loss rate	0.40%
Past due more than three months and not more than six months
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 78	65	51
Less: provision for bad and doubtful debts	$ (2)
Weighted average loss rate	2.60%
Past due more than six months and not more than one year
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 170	171	124
Less: provision for bad and doubtful debts	$ (57)
Weighted average loss rate	33.50%
Neither past due nor impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 647	$ 664	$ 725
Less: provision for bad and doubtful debts	$ (2)
Weighted average loss rate	0.30%